Equity and Redeemable Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Dividends Declared

Declaration Date	Record Date	Payment Date	Dividend Paid Per Common Share
February 16, 2023	March 17, 2023	March 31, 2023	$0.23
The following table presents a rollforward of common stock outstanding shares:

Three Months Ended March 31, 2023	Common Stock Outstanding
Shares, beginning of year	645,000,000
Shares issued under long-term incentive compensation plans	3,129,652
Shares repurchased	—
Shares, end of period	648,129,652

Declaration Date	Record Date	Payment Date	Dividend Paid Per Common Share
November 8, 2022	December 16, 2022	December 30, 2022	$0.23
September 30, 2022	October 10, 2022	October 20, 2022	$0.23

Rollforward of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The following table presents a rollforward of Accumulated other comprehensive income (loss):

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits attributable to changes in the instrument- specific risk	Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Balance, December 31, 2022, net of tax	$(92)	$(19,380)	$(365)	$2,908	$157	$(100)	$9	$(16,863)
Change in unrealized depreciation of investments	38	3,982	—	—	—	—	—	4,020
Change in fair value of market risk benefits attributable to changes in instrument-specific risk	—	—	94	—	—	—	—	94
Change in discount rates assumptions of certain liabilities	—	—	—	(595)	—	—	—	(595)
Change in future policy benefits and other	—	(116)	—	—	—	—	—	(116)
Change in cash flow hedges	—	—	—	—	(7)	—	—	(7)
Change in foreign currency translation adjustments	—	—	—	—	—	37	—	37
Change in net actuarial loss	—	—	—	—	—	—	3	3
Change in deferred tax asset (liability)	(8)	(734)	(20)	130	3	(1)	(1)	(631)
Total other comprehensive income (loss)	30	3,132	74	(465)	(4)	36	2	2,805
Noncontrolling interests	—	—	—	—	—	9	—	9
Balance, March 31, 2023, net of tax	$(62)	$(16,248)	$(291)	$2,443	$153	$(73)	$11	$(14,067)
Balance, December 31, 2021, net of tax*	$(31)	$12,315	$(1,659)	$(2,390)	$—	$(9)	$7	$8,233
Change in unrealized depreciation of investments	(64)	(16,810)	—	—	—	—	—	(16,874)
Change in fair value of market risk benefits attributable to changes in instrument-specific risk	—	—	992	—	—	—	—	992
Change in discount rates assumptions of certain liabilities	—	—	—	2,830	—	—	—	2,830
Change in future policy benefits and other	—	797	—	—	—	—	—	797
Change in cash value hedges	—	—	—	—	224	—	—	224
Change in foreign currency translation adjustments	—	—	—	—	—	(24)	—	(24)
Change in deferred tax asset (liability)	13	2,637	(210)	(598)	(47)	1	—	1,796
Total other comprehensive income	(51)	(13,376)	782	2,232	177	(23)	—	(10,259)
Noncontrolling interests	—	—	—	—	—	—	—	—
Balance, March 31, 2022, net of tax	$(82)	$(1,061)	$(877)	$(158)	$177	$(32)	$7	$(2,026)
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* For additional disclosures related to the impact of the Targeted improvements to the Accounting for Long-Duration Contracts refer to Note 2.
The following table presents a rollforward of Accumulated other comprehensive income (loss):

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits attributable to changes in our own credit risk	Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Balance, December 31, 2019, net of tax	$—	$9,361	$—	$—	$—	$(40)	$8	$9,329
Change in unrealized depreciation of investments	(89)	8,984	—	—	—	—	—	8,895
Change in deferred policy acquisition costs adjustment and other	11	(1,194)	—	—	—	—	—	(1,183)
Change in future policy benefits	—	(870)	—	—	—	—	—	(870)
Change in foreign currency translation adjustments	—	—	—	—	—	61	—	61
Change in net actuarial loss	—	—	—	—	—	—	(2)	(2)
Change in deferred tax asset (liability)	16	(1,583)	—	—	—	(4)	—	(1,571)
Total other comprehensive income (loss)	(62)	5,337	—	—	—	57	(2)	5,330
Less: Noncontrolling interests	—	—	—	—	—	6	—	6
Balance, December 31, 2020, net of tax	$(62)	$14,698	$—	$—	$—	$11	$6	$14,653
Cumulative effect of change in accounting principles	—	3,235	(1,838)	(3,746)	—	—	—	(2,349)
Change in unrealized depreciation of investments	39	(7,496)	—	—	—	—	—	(7,457)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	—	226	—	—	—	—	226
Change in discount rates assumptions of certain liabilities	—	—	—	1,719	—	—	—	1,719

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits attributable to changes in our own credit risk	Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Change in future policy benefits and other	—	458	—	—	—	—	—	458
Change in foreign currency translation adjustments	—	—	—	—	—	(22)	—	(22)
Change in net actuarial loss	—	—	—	—	—	—	1	1
Change in deferred tax asset (liability)	(8)	1,400	(47)	(363)	—	2	—	984
Total other comprehensive income (loss)	31	(5,638)	179	1,356	—	(20)	1	(4,091)
Other	—	20	—	—	—	—	—	20
Less: Noncontrolling interests	—	—	—	—	—	—	—	—
Balance at December 31, 2021, net of tax*	$(31)	$12,315	$(1,659)	$(2,390)	$—	$(9)	$7	$8,233
Change in unrealized depreciation of investments	(78)	(40,323)	—	—	—	—	—	(40,401)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	—	1,635	—	—	—	—	1,635
Change in discount rates assumptions of certain liabilities	—	—	—	6,746	—	—	—	6,746
Change in future policy benefits and other	—	1,822	—	—	—	—	—	1,822
Change in cash flow hedges	—	—	—	—	203	—	—	203
Change in foreign currency translation adjustments	—	—	—	—	—	(109)	—	(109)
Change in net actuarial loss	—	—	—	—	—	—	2	2
Change in deferred tax asset (liability)	17	6,806	(341)	(1,448)	(46)	8	—	4,996
Total other comprehensive income (loss)	(61)	(31,695)	1,294	5,298	157	(101)	2	(25,106)
Less: Noncontrolling interests	—	—	—	—	—	(10)	—	(10)
Balance, December 31, 2022, net of tax	$(92)	$(19,380)	$(365)	$2,908	$157	$(100)	$9	$(16,863)
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* For additional disclosures related to the impact of the Targeted improvements to the Accounting for Long-Duration Contracts refer to Note 2.
Reclassification out of Accumulated Other Comprehensive Income
The following table presents the OCI reclassification adjustments for the three months ended March 31, 2023 and 2022, respectively:

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which Allowance for Credit Losses Was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits attributable to changes in the instrument- specific risk	Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Three Months Ended March 31, 2023
Unrealized change arising during period	$24	$3,779	$94	$(595)	$(7)	$37	$3	$3,335
Less: Reclassification adjustments included in net income	(14)	(87)	—	—	—	—	—	(101)
Total other comprehensive income (loss), before income tax expense (benefit)	38	3,866	94	(595)	(7)	37	3	3,436
Less: Income tax expense (benefit)	8	734	20	(130)	(3)	1	1	631
Total other comprehensive income (loss), net of income tax expense (benefit)	$30	$3,132	$74	$(465)	$(4)	$36	$2	$2,805
Three Months Ended March 31, 2022
Unrealized change arising during period	$(64)	$(16,113)	$992	$2,830	$224	$(24)	$—	$(12,155)
Less: Reclassification adjustments included in net income	—	(100)	—	—	—	—	—	(100)
Total other comprehensive income (loss), before income tax expense (benefit)	(64)	(16,013)	992	2,830	224	(24)	—	(12,055)
Less: Income tax expense (benefit)	(13)	(2,637)	210	598	47	(1)	—	(1,796)
Total other comprehensive income (loss), net of income tax expense (benefit)	$(51)	$(13,376)	$782	$2,232	$177	$(23)	$—	$(10,259)
The following table presents the effect of the reclassification of significant items out of Accumulated other comprehensive income on the respective line items in the Condensed Consolidated Statements of Income (Loss)*:

	Amount Reclassified from AOCI		Affected Line Item in the Condensed Consolidated Statements of Income (Loss)
	Three Months Ended March 31,
(in millions)	2023	2022
Unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken
Investments	$(14)	$—	Net realized gains (losses)
Total	(14)	—
Unrealized appreciation (depreciation) of all other investments
Investments	(87)	(100)	Net realized gains (losses)
Total	(87)	(100)
Total reclassifications for the period	$(101)	$(100)
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*The following items are not reclassified out of AOCI and included in the Condensed Consolidated Statements of Income (Loss) and thus have been excluded from the table:(a) Change in fair value of MRBs attributable to changes in the instrument-specific credit risk (b) Change in the discount rates used to measure traditional and limited-payment long-duration insurance contracts and (c) Fair value of liabilities under fair value option attributable to changes in own credit Risk.

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31, 2022, 2021, and 2020 respectively:

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which Allowance for Credit Losses Was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits in liability position attributable to changes in our own credit risk	Effect of changes in the discount rates used to measure traditional and limited-payment long duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Year Ended December 31, 2022
Unrealized change arising during year	$(89)	$(39,049)	$1,635	$6,746	$203	$(109)	$2	$(30,661)
Less: Reclassification adjustments included in net income	(11)	(548)	—	—	—	—	—	(559)
Total other comprehensive income (loss), before income tax expense (benefit)	(78)	(38,501)	1,635	6,746	203	(109)	2	(30,102)
Less: Income tax expense (benefit)	(17)	(6,806)	341	1,448	46	(8)	—	(4,996)
Total other comprehensive income (loss), net of income tax expense (benefit)	$(61)	$(31,695)	$1,294	$5,298	$157	$(101)	$2	$(25,106)
Year Ended December 31, 2021
Unrealized change arising during year	$39	$(6,290)	$226	$1,719	$—	$(21)	$1	$(4,326)
Less: Reclassification adjustments included in net income	—	748	—	—	—	—	—	748
Total other comprehensive income (loss), before income tax expense (benefit)	39	(7,038)	226	1,719	—	(21)	1	(5,074)
Less: Income tax expense (benefit)	8	(1,400)	47	363	—	(1)	—	(983)
Total other comprehensive income (loss), net of income tax expense (benefit)	$31	$(5,638)	$179	$1,356	$—	$(20)	$1	$(4,091)

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which Allowance for Credit Losses Was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Change in fair value of market risk benefits in liability position attributable to changes in our own credit risk	Effect of changes in the discount rates used to measure traditional and limited-payment long duration insurance contracts	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Year Ended December 31, 2020
Unrealized change arising during year	$(107)	$7,558	$—	$—	$—	$60	$(2)	$7,509
Less: Reclassification adjustments included in net income	(29)	636	—	—	—	—	—	607
Total other comprehensive income (loss), before income tax expense (benefit)	(78)	6,922	—	—	—	60	(2)	6,902
Less: Income tax expense (benefit)	(16)	1,585	—	—	—	3	—	1,572
Total other comprehensive income (loss), net of income tax expense (benefit)	$(62)	$5,337	$—	$—	$—	$57	$(2)	$5,330
The following table presents the effect of the reclassification of significant items out of Accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

	Amount Reclassified from AOCI			Affected Line Item in the Consolidated Statements of Income (Loss)
	Years Ended December 31,
(in millions)	2022	2021	2020
Unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken
Investments	$(11)	$—	$(29)	Net realized gains (losses)
Total	(11)	—	(29)
Unrealized appreciation (depreciation) of all other investments
Investments	(548)	748	636	Net realized gains (losses)
Total	(548)	748	636
Total reclassifications for the period	$(559)	$748	$607
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*The following items are not reclassified out of AOCI and included in the Consolidated Statements of Income (Loss) and thus have been excluded from the table:(a) Change in fair value of MRBs attributable to changes in our own credit risk (b) Change in the discount rates used to measure traditional and limited-payment long-duration insurance contracts and (c) Fair value of liabilities under fair value option attributable to changes in own credit Risk

Non-Redeemable Noncontrolling Interest
The following table presents a rollforward of non-redeemable noncontrolling interest:

	Three Months Ended March 31,
(in millions)	2023	2022
Beginning balance	$939	$1,759
Net income attributable to redeemable noncontrolling interest	6	76
Other comprehensive loss, net of tax	9	—
Changes in noncontrolling interests due to divestitures and acquisitions	(19)	—
Contributions from noncontrolling interests	25	14
Distributions to noncontrolling interests	(50)	(280)
Other	—	(4)
Ending balance	$910	$1,565

The changes in non-redeemable noncontrolling interest due to distributions to noncontrolling interests primarily relate to dividends or other distributions related to consolidated investment entities.

	Non-Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$1,759	$2,549	$1,874
Net income attributable to redeemable noncontrolling interest	320	929	224
Other comprehensive loss, net of tax	(10)	—	6
Changes in noncontrolling interests due to divestitures and acquisitions	(104)	(373)	633
Contributions from noncontrolling interests	155	264	268
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Other	—	1	(2)
Ending balance	$939	$1,759	$2,549
Refer to Note 9 for additional information related to Variable Interest Entities.

Rollforward of Redeemable Noncontrolling Interest
The following table presents a rollforward of redeemable noncontrolling interest:

Three Months Ended March 31,
(in millions)	2022
Beginning balance	$83
Net income attributable to redeemable noncontrolling interest	(1)
Ending balance	$82

The following table presents a rollforward of redeemable noncontrolling interest:

	Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$83	$51	$—
Distributions to noncontrolling interests	(83)	—	—
Contributions from noncontrolling interests	—	32	50
Net income attributable to redeemable noncontrolling interest	—	—	1
Ending balance	$—	$83	$51